Stockpiles and ore on leach pads, net	12 Months Ended
Dec. 31, 2019
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of stockpiles and ore on leach pads [Line Items]
Stockpiles and ore on leach pads, net

8.     Stockpiles and ore on leach pads, net

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Current portion -
Stockpiles	23,769	35,065
Ore on leach pads	139,991	106,931
Net realizable value adjustment (b)	(28,837)	(41,403)

	134,923	100,593

Non-current portion -
Stockpiles	35,888	41,814
Ore on leach pads	88,223	144,688
Net realizable value adjustment (b)	(19,088)	(47,724)

	105,023	138,778

(b)The provision for net realizable value adjustment had the following movement during the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance, note 17	89,127	62,540	84,374
Provision	33,464	90,365	77,385
Reversal of provision	(74,666)	(63,778)	(99,219)

Ending balance, note 17	47,925	89,127	62,540

Provision reversals correspond to improvements of the overall long-term market conditions that reduced the gap between stockpiles and leach pads' cost and their net realizable value.